LEASES Schedule of Components of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease cost	$ 7,397	$ 8,616
Finance lease cost	68	130
Short-term lease cost	1,972	2,020
ROU asset impairment	488	0
Lease expense	9,925	10,766
Sublease income	(1,645)	(1,534)
Total lease expenses	$ 8,280	$ 9,232
Minimum
Lessee, Lease, Description [Line Items]
Operating lease remaining lease term	1 month 6 days	1 month 6 days
Maximum
Lessee, Lease, Description [Line Items]
Operating lease remaining lease term	10 years	11 years